SUBSEQUENT EVENTS - Additional Closings of Series A Preferred Private Placement Offering (Details) - USD ($)							3 Months Ended	9 Months Ended
	Jun. 05, 2017	Apr. 26, 2017	Apr. 26, 2017	Apr. 18, 2017	Mar. 28, 2017	Mar. 17, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
SUBSEQUENT EVENTS
Preferred stock, par value (in dollars per share)								$ 0.001	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)								$ 0.001	$ 0.001	0.001
Exercise price (in dollars per share)										$ 12.64
Payment of stock issuance costs								$ 210,000
Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Preferred Stock Issuance (in shares)	4,335,625
Purchase price (in dollars per share)	$ 1.46
Warrants issued to purchase common stock	3,251,726
Warrant term (in years)	2 years
Exercise price (in dollars per share)	$ 1.825
Number of shares each warrant can purchase	0.75
Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Preferred Stock Issuance (in shares)					511	680
Purchase price (in dollars per share)					$ 1,000	$ 1,000
Dividend rate (as a percent)					1.00%	1.00%
Preferred stock, par value (in dollars per share)					$ 0.001
Preferred stock, stated value (in dollars per share)					1,040
Exercise price (in dollars per share)					$ 3.50
Private Placement Offering | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Preferred Stock Issuance (in shares)			50	710			435,073
Purchase price (in dollars per share)		$ 1,000	$ 1,000	$ 1,000
Dividend rate (as a percent)			1.00%	1.00%
Preferred stock, par value (in dollars per share)		0.001	$ 0.001	$ 0.001			$ 1,040
Preferred stock, stated value (in dollars per share)		$ 1,040	$ 1,040	$ 1,040
Exercise price (in dollars per share)							$ 3.50
Aggregate cash proceeds from sale of units		$ 760,000					$ 1,951,000
Expected usage of available proceeds for general corporate purposes and other matters		$ 661,441
Number of shares each warrant can purchase							223
Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share)						$ 2.75
Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrants issued to purchase common stock					223
Common stock, par value (in dollars per share)					$ 0.001
Warrant term (in years)					2 years
Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock		223	223	223
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Warrant term (in years)			2 years	2 years
Exercise price (in dollars per share)		$ 3.50	$ 3.50	$ 3.50
Placement Agent | Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Aggregate cash proceeds from sale of units	$ 6,330,000
Payment of stock issuance costs	$ 569,700
Placement Agent | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Payment of stock issuance costs					$ 45,990	$ 61,200
Number of shares each warrant can purchase					13,528
Placement Agent | Private Placement Offering | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Preferred Stock Issuance (in shares)							51,650
Payment of stock issuance costs		$ 68,400					$ 175,555
Placement Agent | Private Placement Offering | Common Stock
SUBSEQUENT EVENTS
Number of shares each warrant can purchase						51,650
Placement Agent | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share)						$ 2.75
Placement Agent | Placement Agent Warrants | Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock	303,502
Exercise price (in dollars per share)	$ 1.825
Placement Agent | Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrants issued to purchase common stock								31,529
Exercise price (in dollars per share)						$ 3.00		$ 3.00
Placement Agent | Placement Agent Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Number of shares each warrant can purchase		20,120	20,120
Subscription Agreements | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Preferred Stock Issuance (in shares)					511	680
Aggregate cash proceeds from sale of units						$ 1,191,000
Expected usage of available proceeds for general corporate purposes and other matters						$ 981,737
Subscription Agreements | Private Placement Offering | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Preferred Stock Issuance (in shares)			50	710
Subscription Agreements | Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrants issued to purchase common stock					113,953	151,640
Subscription Agreements | Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock		1,150	1,150	158,330